Long-Term Debt - Additional Information (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended
	Feb. 23, 2016	Jun. 30, 2016	Jun. 30, 2015
Debt Instrument
Repayment amount		$ 8,677
Line of credit facility remaining borrowing capacity		0
Interest expense on long term debt		$ 11,055	$ 8,230
Weighted average interest rate		3.71%	3.34%
2013 Credit Facility | M/V CMA CGM Magdalena
Debt Instrument
Line of credit facility amount drawn down - Tranche B	$ 35,000